PENSIONS AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2023
PENSIONS AND OTHER POSTRETIREMENT BENEFITS
PENSIONS AND OTHER POSTRETIREMENT BENEFITS

NOTE 13: PENSIONS AND OTHER POSTRETIREMENT BENEFITS

Pension Plans

Multiemployer Plans with Cummins

Cummins offers various retirement benefits (“Cummins Plans”) to its eligible employees which includes eligible employees of Atmus, both in the U.S. and foreign countries. Since Cummins provides these benefits to eligible employees and retirees of Atmus, the costs to participating employees of Atmus in these plans are reflected in the Consolidated Financial Statements, while the related assets and liabilities are retained by Cummins.

The total Cummins defined benefit pension plan service costs allocated to Atmus were $5.7 million, $5.8 million and $6.8 million in 2023, 2022 and 2021, respectively. These costs are reflected in the Consolidated Financial Statements as a component of Cost of sales, Research, development and engineering expenses and Selling, general and administrative expenses. The non-service benefit allocated to Atmus was $3.4 million, $3.4 million and $2.7 million in 2023, 2022 and 2021, respectively. The non-service benefit is reflected as a component of Other income, net.

The following is a listing of significant defined benefit pension plans sponsored by Cummins in which eligible Atmus employees and retirees participate:

Country	Name of Defined Benefit Plan(s)
Mexico	Pension Plan, Seniority Premium, Termination Indemnity(a)
United Kingdom	Cummins UK Pension Plan
United States	The Cummins Pension Plan
Cummins Inc. Excess Benefit Retirement Plan
Cummins Inc. Postretirement Health Care and Life Insurance Plans

Atmus Plans

Atmus has defined benefit pension plans, which provide retirement benefits to eligible participants and are collectively referred to as the “Atmus Plans.” The plans’ benefits are primarily based on employee earnings and credited service.

Plans in two countries, Belgium and Mexico, were newly established in 2022. Prior to the establishment of the plans in Belgium and Mexico, Filtration employees’ participated in the Cummins’ plans.

The total Atmus Plans’ defined benefit pension plan expenses were $0.9 million in 2023, $2.0 million in 2022 and $0.8 million in 2021. Service costs allocated to Atmus were $0.6 million in 2023, $1.5 million in 2022 and $0.6 million in 2021. These costs are reflected in the Consolidated Financial Statements as a component of Cost of sales, Research, development and engineering expenses and Selling, general and administrative expenses. The non-service costs allocated to Atmus were immaterial for each of the years ended December 31, 2023, 2022 and 2021. These non-service costs are reflected as a component of Other income, net.

The total Atmus Plans’ defined benefit pension plan liabilities were $9.6 million and $7.3 million as of December 31, 2023 and 2022, respectively. These liabilities are reflected in the Consolidated Financial Statements as a component of Other liabilities.

The following is a listing of significant Atmus Plans:

Country	Name of Defined Benefit Plan(s)
Belgium	Reglement Plannen Leven en Overligden
France	Indemnité de Départ en Retraite
Germany	ersorgungsordnung von October 1979
Japan	Employee Retirement Allowance Plan
Mexico	Pension Plan, Seniority Premium, Termination Indemnity(a)
(a)	New plans have been established in Mexico, but for a period of time, certain Atmus employees will continue to participate in the Cummins’ plans until they are transferred into the new Atmus plans.